COMMON STOCK (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE

For the three months ended March 31, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	March 31, 2023	March 31, 2022
Options issued and outstanding	3,731,392	3,631,002
Common stock outstanding	45,795,502	36,581,910
Warrants outstanding	12,266,971	-
Earnout shares	40,000,000	-
Shares available for future issuance	4,319,309	1,205,790
Total	106,113,174	41,418,702

As of December 31, 2022 and 2021, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2022	December 31, 2021
Options issued and outstanding	3,642,958	3,690,955
Common stock outstanding	43,272,728	36,496,998
Warrants outstanding	16,708,414	-
Earnout shares	40,000,000	-
Shares available for future issuance [1]	4,924,914	12,207
Total	108,549,014	40,200,160

(1)	Refer to Stock Incentive Plan amendment at Note 14